UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22789

AIP Series Trust
(Exact name of registrant as specified in charter)

100 Front Street, Suite 400, West Conshohocken, Pennsylvania		19428-2881
(Address of principal executive offices)		(Zip code)

Stefanie V. Chang Yu, Esq. Morgan Stanley Investment Management Inc. 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-260-7600

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

AIP Dynamic Alpha Capture Fund

Portfolio of Investments

Third Quarter Report

December 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (54.6%)
Aerospace & Defense (3.6%)
Lockheed Martin Corp.	370	$71
Spirit AeroSystems Holdings, Inc., Class A (a)	4,731	204
TransDigm Group, Inc.	498	98
		373
Banks (1.6%)
Citigroup, Inc.	1,644	89
Wells Fargo & Co.	1,436	79
		168
Beverages (1.4%)
Constellation Brands, Inc., Class A (a)	1,496	147

Biotechnology (0.8%)
United Therapeutics Corp. (a)	652	84

Capital Markets (2.0%)
Bank of New York Mellon Corp. (The)	5,021	204

Chemicals (2.8%)
Agrium, Inc. (Canada)	1,747	165
Air Products & Chemicals, Inc.	817	118
		283
Communications Equipment (0.8%)
Palo Alto Networks, Inc. (a)	656	80

Consumer Finance (0.7%)
Capital One Financial Corp.	934	77

Containers & Packaging (1.1%)
MeadWestvaco Corp.	2,492	111

Diversified Consumer Services (1.2%)
H&R Block, Inc.	3,607	121

Diversified Financial Services (4.6%)
McGraw Hill Financial, Inc.	1,395	124
Moody’s Corp.	3,576	343
		467
Food & Staples Retailing (1.5%)
Walgreens Boots Alliance, Inc.	2,073	158

Hotels, Restaurants & Leisure (1.1%)
Darden Restaurants, Inc.	1,968	115

Information Technology Services (1.4%)
Mastercard, Inc., Class A	1,666	144

Internet Software & Services (2.5%)
Facebook, Inc., Class A (a)	1,951	152
LinkedIn Corp., Class A (a)	444	102
		254

Machinery (1.0%)
SPX Corp.	1,197	103

Media (12.5%)
CBS Corp., Class B	2,361	130
Charter Communications, Inc., Class A (a)	767	128
Comcast Corp., Class A	1,334	77
Liberty Global PLC Series C (a)	2,075	100
Time Warner Cable, Inc.	2,622	399
Time Warner, Inc.	912	78
Twenty-First Century Fox, Inc., Class A	9,656	371
		1,283
Multi-line Retail (0.8%)
Dollar General Corp. (a)	1,228	87

Oil, Gas & Consumable Fuels (2.1%)
Hess Corp.	1,325	98
Williams Cos., Inc. (The)	2,665	120
		218
Pharmaceuticals (5.8%)
Allergan, Inc.	957	204
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,329	190
Zoetis, Inc.	4,583	197
		591
Road & Rail (0.9%)
Canadian Pacific Railway Ltd. (Canada)	476	92

Software (0.9%)
Autodesk, Inc. (a)	1,468	88

Tech Hardware, Storage & Peripherals (3.5%)
EMC Corp.	3,661	109
Hewlett-Packard Co.	2,979	119
SanDisk Corp.	1,282	126
		354
Total Common Stocks (Cost $5,483)		5,602

Short-Term Investment (45.1%)
Investment Company (45.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $4,619)	4,619,075	4,619
Total Investments (99.7%) (Cost $10,102) (c)+		10,221
Other Assets in Excess of Liabilities (0.3%)		27
Net Assets (100.0%)		$10,248

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $10,102,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $119,000 of which approximately $208,000 related to appreciated securities and approximately $89,000 related to depreciated securities.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	51	$42	3/19/15	USD	42	$42	$—	@
JPMorgan Chase Bank NA	CHF	130	130	3/19/15	USD	135	135	5
JPMorgan Chase Bank NA	NOK	310	41	3/19/15	USD	41	41	(—	)@
JPMorgan Chase Bank NA	USD	47	47	3/19/15	EUR	37	46	(1)
JPMorgan Chase Bank NA	USD	43	43	3/19/15	JPY	5,019	42	(1)
JPMorgan Chase Bank NA	USD	45	45	3/19/15	NZD	59	45	—	@
State Street Bank and Trust Co.	CHF	195	197	3/19/15	USD	204	204	7
State Street Bank and Trust Co.	EUR	124	150	3/19/15	USD	155	155	5
State Street Bank and Trust Co.	JPY	17,398	146	3/19/15	USD	149	149	3
State Street Bank and Trust Co.	USD	145	145	3/19/15	AUD	177	144	(1)
State Street Bank and Trust Co.	USD	140	140	3/19/15	NOK	1,050	140	—	@
State Street Bank and Trust Co.	USD	178	178	3/19/15	NZD	231	179	1
			$1,304				$1,322	$18

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CBOE VIX	5	$92	Mar-15	4
CBOE VIX	9	168	Apr-15	7
CBOE VIX	9	170	May-15	— @
CBOE VIX	4	76	Jun-15	3

Short:
CBOE VIX	12	(216)	Jan-15	(7)
CBOE VIX	8	(146)	Feb-15	(10)
S&P 500 E-Mini Future	6	(616)	Mar-15	(10)
				$(13)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Synthetic Variance Index	$499	3 Month USD LIBOR minus 0.012%	Receive	10/21/15	$1
JPMorgan Chase Bank NA	JPMorgan Chase FX Volemont Strategy	500	3 Month USD LIBOR	Receive	11/4/15	1
JPMorgan Chase Bank NA	JPMorgan Chase Custom AIP Index††	1,220	3 Month USD LIBOR minus 0.60%	Pay	11/23/15	(14)
Societe Generale	Societe Generale Custom M&A Index	683	3 Month USD LIBOR plus 0.35%	Receive	5/22/15	10
						$(2)

††      See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase Custom AIP Index as of December 31, 2014.

Security Description	Index Weight
JPMorgan Chase Custom AIP Index
AOL Inc	2.75%
Armstrong World Industries Inc	2.90
Associated Banc-Corp	2.68
Barrick Gold Corp	2.40
Bloomin’ Brands Inc	3.08
Capstone Turbine Corp	2.19
Centerstate Banks Inc	2.86
Chart Industries Inc	2.18
CIT Group Inc	2.68
Covidien PLC	2.98
Criteo SA	2.84
Deere & Co	2.77
Energy XXI Ltd	1.28
EQT Corp	2.23
Federal Agricultural Mortgage Corp	2.75
Fortinet Inc	3.10
IAC/InterActive Corp	2.54
Intralinks Holdings Inc	2.98
Kate Spade & Co	3.03
KeyCorp	2.85
Krispy Kreme Doughnuts Inc	2.68
Ladder Capital Corp	2.83
Lamar Advertising Co	2.80
Marin Software Inc	2.53
Melco Crown Entertainment Ltd	2.62
MercadoLibre Inc	2.60
Monsanto Co	2.75
Panera Bread Co	2.82
Plum Creek Timber Co Inc	2.90
RAIT Financial Trust	2.90
Sapient Corp	2.76
Spirit AeroSystems Holdings Inc	2.86
Towers Watson & Co	2.74
TransCanada Corp	2.73
Walgreens Boots Alliance Inc	3.12
Wal-Mart Stores Inc	2.84
William Lyon Homes	2.45
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments

Third Quarter Report

December 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (23.3%)
Aerospace & Defense (0.9%)
Lockheed Martin Corp.	217	$42
Spirit AeroSystems Holdings, Inc., Class A (a)	2,773	119
TransDigm Group, Inc.	292	57
		218
Banks (0.4%)
Citigroup, Inc.	964	52
Wells Fargo & Co.	842	46
		98
Beverages (0.4%)
Constellation Brands, Inc., Class A (a)	877	86

Biotechnology (0.2%)
United Therapeutics Corp. (a)	382	49

Capital Markets (2.8%)
American Capital Ltd. BDC (a)	2,634	39
Apollo Investment Corp. BDC	3,336	25
Ares Capital Corp. BDC	1,628	25
Bank of New York Mellon Corp. (The)	2,943	119
BlackRock Kelso Capital Corp. BDC	2,886	24
Blackstone Group LP	1,410	48
Fifth Street Finance Corp. BDC	3,633	29
Gladstone Capital Corp. BDC	1,853	15
Gladstone Investment Corp. BDC	3,874	27
Harris & Harris Group, Inc. BDC (a)	2,266	7
Hercules Technology Growth Capital, Inc. BDC	1,334	20
KCAP Financial, Inc. BDC	3,348	23
KKR & Co., LP BDC	2,173	50
Main Street Capital Corp. BDC	592	17
MVC Capital, Inc. BDC	2,939	29
OHA Investment Corp. BDC	2,819	13
PennantPark Investment Corp. BDC	1,515	15
Prospect Capital Corp. BDC	3,319	27
Safeguard Scientifics, Inc. (a)	566	11
Saratoga Investment Corp. BDC	2,119	32
Solar Capital Ltd. BDC	1,611	29
TICC Capital Corp. BDC	1,069	8
Triangle Capital Corp. BDC	537	11
		643
Chemicals (0.7%)
Agrium, Inc. (Canada)	1,023	97
Air Products & Chemicals, Inc.	479	69
		166
Communications Equipment (0.2%)
Palo Alto Networks, Inc. (a)	384	47

Consumer Finance (0.2%)
Capital One Financial Corp.	548	45

Containers & Packaging (0.3%)
MeadWestvaco Corp.	1,461	65

Diversified Consumer Services (0.3%)
H&R Block, Inc.	2,114	71

Diversified Financial Services (1.2%)
Compass Diversified Holdings	593	9
McGraw Hill Financial, Inc.	818	73
Moody’s Corp.	2,096	201
		283
Electric Utilities (1.0%)
ITC Holdings Corp.	1,699	69
Northeast Utilities	1,234	66
Pepco Holdings, Inc.	1,361	37
UIL Holdings Corp.	1,312	57
		229
Food & Staples Retailing (0.4%)
Walgreens Boots Alliance, Inc.	1,215	93

Gas Utilities (0.9%)
AGL Resources, Inc.	180	10
Atmos Energy Corp.	77	4
Laclede Group, Inc. (The)	1,094	58
New Jersey Resources Corp.	73	5
Northwest Natural Gas Co.	498	25
ONE Gas, Inc.	1,098	45
Piedmont Natural Gas Co., Inc.	865	34
Southwest Gas Corp.	313	19
WGL Holdings, Inc.	191	11
		211
Hotels, Restaurants & Leisure (0.3%)
Darden Restaurants, Inc.	1,153	68

Information Technology Services (0.4%)
Mastercard, Inc., Class A	976	84

Internet Software & Services (0.6%)
Facebook, Inc., Class A (a)	1,143	89
LinkedIn Corp., Class A (a)	260	60
		149
Machinery (0.3%)
SPX Corp.	701	60

Media (3.2%)
CBS Corp., Class B	1,384	76
Charter Communications, Inc., Class A (a)	449	75
Comcast Corp., Class A	782	45
Liberty Global PLC Series C (a)	1,216	59
Time Warner Cable, Inc.	1,537	234
Time Warner, Inc.	535	46
Twenty-First Century Fox, Inc., Class A	5,658	217
		752

Multi-line Retail (0.2%)
Dollar General Corp. (a)	719	51

Multi-Utilities (1.1%)
CenterPoint Energy, Inc.	1,630	38
Consolidated Edison, Inc.	954	63
NiSource, Inc.	415	18
NorthWestern Corp.	1,056	60
PG&E Corp.	695	37
Sempra Energy	310	34
		250
Oil, Gas & Consumable Fuels (2.3%)
Cheniere Energy, Inc. (a)	337	24
Enbridge Energy Management LLC (a)	116	4
Enbridge, Inc. (Canada)	1,165	60
EnLink Midstream Partners LP	475	14
Hess Corp.	776	57
Inter Pipeline Ltd. (Canada)	184	6
Kinder Morgan, Inc.	258	11
ONEOK, Inc.	762	38
Pembina Pipeline Corp.	1,774	64
Spectra Energy Corp.	2,708	98
TransCanada Corp.	941	46
Williams Cos., Inc. (The)	2,219	100
		522
Pharmaceuticals (1.5%)
Allergan, Inc.	561	119
Valeant Pharmaceuticals International, Inc. (Canada) (a)	779	111
Zoetis, Inc.	2,685	116
		346
Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. REIT	905	89
Crown Castle International Corp.	825	65
		154
Road & Rail (0.2%)
Canadian Pacific Railway Ltd. (Canada)	279	54

Software (0.2%)
Autodesk, Inc. (a)	860	52

Tech Hardware, Storage & Peripherals (0.9%)
EMC Corp.	2,145	64
Hewlett-Packard Co.	1,746	70
SanDisk Corp.	752	74
		208
Water Utilities (1.2%)
American States Water Co.	962	36
American Water Works Co., Inc.	2,785	149
Aqua America, Inc.	2,502	67
California Water Service Group	1,303	32
		284

Wireless Telecommunication Services (0.3%)
SBA Communications Corp., Class A (a)	571	63
Total Common Stocks (Cost $5,233)		5,401

Investment Companies/Mutual Funds (77.4%)
AQR Managed Futures Strategy Fund	150,127	1,596
BlackRock High Yield Portfolio	148,638	1,171
Burnham Financial Long/Short Fund	120,334	1,795
Deutsche Real Estate Securities Fund	70,101	1,654
Eaton Vance Floating-Rate Advantaged Fund	11,191	121
Franklin Convertible Securities Fund	92,550	1,663
Gotham Absolute Return Fund	124,639	1,733
HSBC Frontier Markets Fund	109,498	1,412
iShares JP Morgan USD Emerging Markets Bond ETF	2,087	229
Kayne Anderson Energy Development Co.	391	14
Market Vectors Emerging Markets Local Currency Bond ETF	38,209	809
PIMCO Commodity RealReturn Strategy Fund	150,538	684
RBC BlueBay Emerging Market Corporate Bond Fund	112,785	1,096
Robeco Boston Partners Long/Short Research Fund	129,190	1,975
TCW Emerging Markets Local Currency Income Fund	60,195	550
TCW Total Return Bond Fund	73,056	753
Templeton Frontier Markets Fund	46,688	672
Total Investment Companies/Mutual Funds (Cost $18,145)		17,927
Total Investments (100.7%) (Cost $23,378) (b)+		23,328
Liabilities in Excess of Other Assets (-0.7%)		(155)
Net Assets (100.0%)		$23,173

(a)	Non-income producing security.
(b)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $23,378,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $50,000 of which approximately $647,000 related to appreciated securities and approximately $697,000 related to depreciated securities.

BDC	Business Development Company.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation/ (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	13	$10	3/19/15	USD	10	$10	$—	@
JPMorgan Chase Bank NA	CHF	105	105	3/19/15	USD	109	109	4
JPMorgan Chase Bank NA	EUR	50	61	3/19/15	USD	63	63	2
JPMorgan Chase Bank NA	NOK	145	19	3/19/15	USD	19	19	(—	)@
JPMorgan Chase Bank NA	USD	8	8	3/19/15	JPY	985	8	(—	)@
JPMorgan Chase Bank NA	USD	42	42	3/19/15	NZD	54	42	—	@
State Street Bank and Trust Co.	CHF	83	84	3/19/15	USD	87	87	3
State Street Bank and Trust Co.	JPY	8,151	68	3/19/15	USD	70	70	2
State Street Bank and Trust Co.	USD	70	70	3/19/15	AUD	86	70	(—	)@
State Street Bank and Trust Co.	USD	77	77	3/19/15	NOK	573	77	—	@
State Street Bank and Trust Co.	USD	88	88	3/19/15	NZD	113	88	—	@
			$632				$643	$11

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CBOE VIX	3	$55	Mar-15	$(5)
CBOE VIX	5	93	Apr-15	4
CBOE VIX	5	95	May-15	(1)
CBOE VIX	2	38	Jun-15	1
Russell 1000 Growth	2	192	Mar-15	3

Short:
CBOE VIX	7	(126)	Jan-15	(4)
CBOE VIX	4	(73)	Feb-15	(5)
Russell 1000 Value	3	(307)	Mar-15	(6)
S&P 500 E-Mini Future	2	(206)	Mar-15	(3)
				$(16)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Bloomberg Commodity Index	$410	3 Month USD LIBOR minus 0.15%	Receive	1/30/15	$(2)
Bank of America NA	Synthetic Variance Index	310	3 Month USD LIBOR minus 0.012%	Receive	10/21/15	1
JP Morgan Chase Bank NA	JPMorgan Chase FX Volemont Strategy	310	3 Month USD LIBOR	Receive	11/4/15	1
JP Morgan Chase Bank NA	JPMorgan Chase Custom AIP Index††	717	3 Month USD LIBOR minus 0.60%	Pay	11/23/15	(8)
Societe Generale	Societe Generale Custom M&A Index	90	3 Month USD LIBOR plus 0.35%	Receive	5/22/15	1
Societe Generale	Societe Generale Quant Merger Arbitrage Index	333	3 Month USD LIBOR plus 0.35%	Receive	5/22/15	5
						$(2)

††           See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase Custom AIP Index as of December 31, 2014.

Security Description	Index Weight
JPMorgan Chase Custom AIP Index
AOL Inc	2.75%
Armstrong World Industries Inc	2.90
Associated Banc-Corp	2.68
Barrick Gold Corp	2.40
Bloomin’ Brands Inc	3.08
Capstone Turbine Corp	2.19
Centerstate Banks Inc	2.86
Chart Industries Inc	2.18
CIT Group Inc	2.68
Covidien PLC	2.98
Criteo SA	2.84
Deere & Co	2.77
Energy XXI Ltd	1.28
EQT Corp	2.23
Federal Agricultural Mortgage Corp	2.75
Fortinet Inc	3.10
IAC/InterActive Corp	2.54
Intralinks Holdings Inc	2.98
Kate Spade & Co	3.03
KeyCorp	2.85
Krispy Kreme Doughnuts Inc	2.68
Ladder Capital Corp	2.83
Lamar Advertising Co	2.80
Marin Software Inc	2.53
Melco Crown Entertainment Ltd	2.62
MercadoLibre Inc	2.60
Monsanto Co	2.75
Panera Bread Co	2.82
Plum Creek Timber Co Inc	2.90
RAIT Financial Trust	2.90
Sapient Corp	2.76
Spirit AeroSystems Holdings Inc	2.86
Towers Watson & Co	2.74
TransCanada Corp	2.73
Walgreens Boots Alliance Inc	3.12
Wal-Mart Stores Inc	2.84
William Lyon Homes	2.45
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offering Rate.
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
USD	–	United States Dollar

AIP Series Trust

Notes to the Portfolio of Investments • December 31, 2014 (unaudited)

Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange (“NYSE”) on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Trustees determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined in good faith under procedures adopted by the Trustees.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alpha Capture
Assets:
Common Stocks
Aerospace & Defense	$373	$—	$—	$373
Banks	168	—	—	168
Beverages	147	—	—	147
Biotechnology	84	—	—	84
Capital Markets	204	—	—	204
Chemicals	283	—	—	283
Communications Equipment	80	—	—	80
Consumer Finance	77	—	—	77
Containers & Packaging	111	—	—	111
Diversified Consumer Services	121	—	—	121
Diversified Financial Services	467	—	—	467
Food & Staples Retailing	158	—	—	158
Hotels, Restaurants & Leisure	115	—	—	115
Information Technology Services	144	—	—	144
Internet Software & Services	254	—	—	254
Machinery	103	—	—	103
Media	1,283	—	—	1,283
Multi-line Retail	87	—	—	87
Oil, Gas & Consumable Fuels	218	—	—	218
Pharmaceuticals	591	—	—	591
Road & Rail	92	—	—	92
Software	88	—	—	88
Tech Hardware, Storage & Peripherals	354	—	—	354
Total Common Stocks	5,602	—	—	5,602
Short-Term Investment
Investment Company	4,619	—	—	4,619
Foreign Currency Forward Exchange Contracts	—	21	—	21
Futures Contracts	14	—	—	14
Total Return Swap Agreements	—	12	—	12
Total Assets	$10,235	$33	$—	$10,268
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3)	—	(3)
Futures Contracts	(27)	—	—	(27)
Total Return Swap Agreements	—	(14)	—	(14)
Total Liabilities	(27)	(17)	—	(44)
Total	$10,208	$16	$—	$10,224

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alternative Strategist
Assets:
Common Stocks
Aerospace & Defense	$218	$—	$—	$218
Banks	98	—	—	98
Beverages	86	—	—	86
Biotechnology	49	—	—	49
Capital Markets	643	—	—	643
Chemicals	166	—	—	166
Communications Equipment	47	—	—	47
Consumer Finance	45	—	—	45
Containers & Packaging	65	—	—	65
Diversified Consumer Services	71	—	—	71
Diversified Financial Services	283	—	—	283
Electric Utilities	229	—	—	229
Food & Staples Retailing	93	—	—	93
Gas Utilities	211	—	—	211
Hotels, Restaurants & Leisure	68	—	—	68
Information Technology Services	84	—	—	84
Internet Software & Services	149	—	—	149
Machinery	60	—	—	60
Media	752	—	—	752
Multi-line Retail	51	—	—	51
Multi-Utilities	250	—	—	250
Oil, Gas & Consumable Fuels	522	—	—	522
Pharmaceuticals	346	—	—	346
Real Estate Investment Trusts (REITs)	154	—	—	154
Road & Rail	54	—	—	54
Software	52	—	—	52
Tech Hardware, Storage & Peripherals	208	—	—	208
Water Utilities	284	—	—	284
Wireless Telecommunication Services	63	—	—	63
Total Common Stocks	5,401	—	—	5,401
Investment Companies/Mutual Funds	17,927	—	—	17,927
Foreign Currency Forward Exchange Contracts	—	11	—	11
Futures Contracts	8	—	—	8
Total Return Swap Agreements	—	8	—	8
Total Assets	$23,336	$19	$—	$23,355
Liabilities:
Futures Contracts	(24)	—	—	(24)
Total Return Swap Agreements	—	(10)	—	(10)
Total Liabilities	(24)	(10)	—	(34)
Total	$23,312	$9	$—	$23,321

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2015